Losses per share	6 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Losses per share	Losses per share

	Six Months Ended
	December 31, 2025	December 31, 2024
	Cents	Cents
Losses per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.11)	(4.20)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(3.11)	(4.20)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.11)	(4.20)
Total diluted (losses) per share attributable to the ordinary equity holders of the company	(3.11)	(4.20)

(c) (Losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(40,162)	(47,934)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(40,162)	(47,934)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(40,162)	(47,934)

	Six Months Ended
	December 31, 2025	December 31, 2024
	(In Shares)	(In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	1,292,048,450	1,142,301,447
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	1,292,048,450	1,142,301,447
Options granted to employees and warrants are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the six months ended December 31, 2025 and 2024. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the six months ended December 31, 2025 and 2024.